SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
The intrinsic value of options exercised	$ 3,680	$ 42	$ 927
The fair value of options exercised	$ 2,661	$ 158	$ 819